Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Unconstrained Equity Fund
Entity Central Index Key	0001324285
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000250247
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class K Shares
Trading Symbol	MKEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 31.53%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16%.

What contributed to performance?

Performance benefited from holdings in various companies exposed to the ongoing build out of data center capacity to support artificial intelligence (“AI”) activity. These included Vertiv Holdings Co., a supplier of liquid cooling solutions, ASML Holding N.V., the leading provider of lithography technology used in the manufacture of advanced chips, and Intel, which benefited from strong chip demand. Google parent Alphabet, Inc. was another key contributor, with share price gains driven by accelerating growth in its cloud services division and clear monetization of its investment in AI.

What detracted from performance?

Various holdings within the financials sector were among the leading detractors from performance. While Dutch payment-processing firm Adyen NV delivered strong absolute revenue growth, it lagged market expectations. In addition, the shares were pressured as advances in AI prompted debate around the terminal value of companies across multiple industries, including payments. We sold the stock during the period. Trading platform Robinhood Markets, Inc. suffered from weaker cryptocurrency prices and slower trading activity. A position in insurer Progressive Corp. also weighed on returns; despite solid earnings and continued market share gains, sentiment around the stock was impacted by concerns over a softer pricing environment.

Outside of financials, data and analytics provider RELX PLC was a notable detractor as investors downgraded the company’s prospects on fears that its business model was vulnerable to AI disruption. While RELX owns significant proprietary datasets and has continued to perform well operationally, we sold the position as the AI disruption narrative may be difficult to disprove over the near-term.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	31.53%	9.44%	12.70%
MSCI World Index (Net)...
	29.16	11.29	12.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 967,080,821
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,026,014
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
ASML Holding NV...
9.1%
Amazon.com, Inc...
8.5
Alphabet, Inc., Class C...
8.3
Howmet Aerospace, Inc...
8.0
Intel Corp...
5.5
Vertiv Holdings Co., Class A...
5.1
Broadcom, Inc...
5.0
Trane Technologies plc...
5.0
Airbus SE...
4.9
Visa, Inc., Class A...
4.5
Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
79.1%
Netherlands...
9.1
France...
6.8
United Kingdom...
4.1
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Excludes short-term securities.

C000047292
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class R Shares
Trading Symbol	MREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$168	1.45%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class R Shares returned 30.73%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16%.

What contributed to performance?

Performance benefited from holdings in various companies exposed to the ongoing build out of data center capacity to support artificial intelligence (“AI”) activity. These included Vertiv Holdings Co., a supplier of liquid cooling solutions, ASML Holding N.V., the leading provider of lithography technology used in the manufacture of advanced chips, and Intel, which benefited from strong chip demand. Google parent Alphabet, Inc. was another key contributor, with share price gains driven by accelerating growth in its cloud services division and clear monetization of its investment in AI.

What detracted from performance?

Various holdings within the financials sector were among the leading detractors from performance. While Dutch payment-processing firm Adyen NV delivered strong absolute revenue growth, it lagged market expectations. In addition, the shares were pressured as advances in AI prompted debate around the terminal value of companies across multiple industries, including payments. We sold the stock during the period. Trading platform Robinhood Markets, Inc. suffered from weaker cryptocurrency prices and slower trading activity. A position in insurer Progressive Corp. also weighed on returns; despite solid earnings and continued market share gains, sentiment around the stock was impacted by concerns over a softer pricing environment.

Outside of financials, data and analytics provider RELX PLC was a notable detractor as investors downgraded the company’s prospects on fears that its business model was vulnerable to AI disruption. While RELX owns significant proprietary datasets and has continued to perform well operationally, we sold the position as the AI disruption narrative may be difficult to disprove over the near-term.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	30.73%	8.80%	12.02%
MSCI World Index (Net)...
	29.16	11.29	12.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 967,080,821
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,026,014
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
ASML Holding NV...
9.1%
Amazon.com, Inc...
8.5
Alphabet, Inc., Class C...
8.3
Howmet Aerospace, Inc...
8.0
Intel Corp...
5.5
Vertiv Holdings Co., Class A...
5.1
Broadcom, Inc...
5.0
Trane Technologies plc...
5.0
Airbus SE...
4.9
Visa, Inc., Class A...
4.5
Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
79.1%
Netherlands...
9.1
France...
6.8
United Kingdom...
4.1
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Excludes short-term securities.

C000007415
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 31.40%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16%.

What contributed to performance?

Performance benefited from holdings in various companies exposed to the ongoing build out of data center capacity to support artificial intelligence (“AI”) activity. These included Vertiv Holdings Co., a supplier of liquid cooling solutions, ASML Holding N.V., the leading provider of lithography technology used in the manufacture of advanced chips, and Intel, which benefited from strong chip demand. Google parent Alphabet, Inc. was another key contributor, with share price gains driven by accelerating growth in its cloud services division and clear monetization of its investment in AI.

What detracted from performance?

Various holdings within the financials sector were among the leading detractors from performance. While Dutch payment-processing firm Adyen NV delivered strong absolute revenue growth, it lagged market expectations. In addition, the shares were pressured as advances in AI prompted debate around the terminal value of companies across multiple industries, including payments. We sold the stock during the period. Trading platform Robinhood Markets, Inc. suffered from weaker cryptocurrency prices and slower trading activity. A position in insurer Progressive Corp. also weighed on returns; despite solid earnings and continued market share gains, sentiment around the stock was impacted by concerns over a softer pricing environment.

Outside of financials, data and analytics provider RELX PLC was a notable detractor as investors downgraded the company’s prospects on fears that its business model was vulnerable to AI disruption. While RELX owns significant proprietary datasets and has continued to perform well operationally, we sold the position as the AI disruption narrative may be difficult to disprove over the near-term.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	31.40%	9.40%	12.68%
MSCI World Index (Net)...
	29.16	11.29	12.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 967,080,821
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,026,014
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
ASML Holding NV...
9.1%
Amazon.com, Inc...
8.5
Alphabet, Inc., Class C...
8.3
Howmet Aerospace, Inc...
8.0
Intel Corp...
5.5
Vertiv Holdings Co., Class A...
5.1
Broadcom, Inc...
5.0
Trane Technologies plc...
5.0
Airbus SE...
4.9
Visa, Inc., Class A...
4.5
Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
79.1%
Netherlands...
9.1
France...
6.8
United Kingdom...
4.1
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Excludes short-term securities.

C000007412
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$137	1.19%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 31.06%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16%.

What contributed to performance?

Performance benefited from holdings in various companies exposed to the ongoing build out of data center capacity to support artificial intelligence (“AI”) activity. These included Vertiv Holdings Co., a supplier of liquid cooling solutions, ASML Holding N.V., the leading provider of lithography technology used in the manufacture of advanced chips, and Intel, which benefited from strong chip demand. Google parent Alphabet, Inc. was another key contributor, with share price gains driven by accelerating growth in its cloud services division and clear monetization of its investment in AI.

What detracted from performance?

Various holdings within the financials sector were among the leading detractors from performance. While Dutch payment-processing firm Adyen NV delivered strong absolute revenue growth, it lagged market expectations. In addition, the shares were pressured as advances in AI prompted debate around the terminal value of companies across multiple industries, including payments. We sold the stock during the period. Trading platform Robinhood Markets, Inc. suffered from weaker cryptocurrency prices and slower trading activity. A position in insurer Progressive Corp. also weighed on returns; despite solid earnings and continued market share gains, sentiment around the stock was impacted by concerns over a softer pricing environment.

Outside of financials, data and analytics provider RELX PLC was a notable detractor as investors downgraded the company’s prospects on fears that its business model was vulnerable to AI disruption. While RELX owns significant proprietary datasets and has continued to perform well operationally, we sold the position as the AI disruption narrative may be difficult to disprove over the near-term.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	31.06%	9.11%	12.39%
Investor A Shares (with sales charge)...
	24.18	7.94	11.78
MSCI World Index (Net)...
	29.16	11.29	12.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 967,080,821
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,026,014
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
ASML Holding NV...
9.1%
Amazon.com, Inc...
8.5
Alphabet, Inc., Class C...
8.3
Howmet Aerospace, Inc...
8.0
Intel Corp...
5.5
Vertiv Holdings Co., Class A...
5.1
Broadcom, Inc...
5.0
Trane Technologies plc...
5.0
Airbus SE...
4.9
Visa, Inc., Class A...
4.5
Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
79.1%
Netherlands...
9.1
France...
6.8
United Kingdom...
4.1
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Excludes short-term securities.

C000007414
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor C Shares
Trading Symbol	MCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$225	1.95%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares returned 30.07%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16%.

What contributed to performance?

Performance benefited from holdings in various companies exposed to the ongoing build out of data center capacity to support artificial intelligence (“AI”) activity. These included Vertiv Holdings Co., a supplier of liquid cooling solutions, ASML Holding N.V., the leading provider of lithography technology used in the manufacture of advanced chips, and Intel, which benefited from strong chip demand. Google parent Alphabet, Inc. was another key contributor, with share price gains driven by accelerating growth in its cloud services division and clear monetization of its investment in AI.

What detracted from performance?

Various holdings within the financials sector were among the leading detractors from performance. While Dutch payment-processing firm Adyen NV delivered strong absolute revenue growth, it lagged market expectations. In addition, the shares were pressured as advances in AI prompted debate around the terminal value of companies across multiple industries, including payments. We sold the stock during the period. Trading platform Robinhood Markets, Inc. suffered from weaker cryptocurrency prices and slower trading activity. A position in insurer Progressive Corp. also weighed on returns; despite solid earnings and continued market share gains, sentiment around the stock was impacted by concerns over a softer pricing environment.

Outside of financials, data and analytics provider RELX PLC was a notable detractor as investors downgraded the company’s prospects on fears that its business model was vulnerable to AI disruption. While RELX owns significant proprietary datasets and has continued to perform well operationally, we sold the position as the AI disruption narrative may be difficult to disprove over the near-term.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	30.07%	8.27%	11.67%
Investor C Shares (with sales charge)...
	29.07	8.27	11.67
MSCI World Index (Net)...
	29.16	11.29	12.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 967,080,821
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 8,026,014
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
ASML Holding NV...
9.1%
Amazon.com, Inc...
8.5
Alphabet, Inc., Class C...
8.3
Howmet Aerospace, Inc...
8.0
Intel Corp...
5.5
Vertiv Holdings Co., Class A...
5.1
Broadcom, Inc...
5.0
Trane Technologies plc...
5.0
Airbus SE...
4.9
Visa, Inc., Class A...
4.5
Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
79.1%
Netherlands...
9.1
France...
6.8
United Kingdom...
4.1
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Excludes short-term securities.